                                                                     Rule 497(e)
                                                               Reg. No. 33-11371
                                                               File No. 811-4942


               HEARTLAND SHORT DURATION HIGH-YIELD MUNICIPAL FUND
                    HEARTLAND HIGH-YIELD MUNICIPAL BOND FUND

                        SUPPLEMENT DATED MAY 30, 1997 TO
                        PROSPECTUS DATED JANUARY 2, 1997


Fee Waiver Extended

Heartland Advisors, Inc. has voluntarily committed to continue to waive the entire management and Rule 12b-1 fees and to reimburse all other expenses for the Heartland Short Duration High-Yield Municipal and High-Yield Municipal Bond Funds through the remainder of 1997. As a result, the Funds will not incur any operating expenses for 1997.

Effective January 1, 1998, Heartland Advisors will begin to reduce the amount of this reimbursement and waiver each month by 0.15% on an annualized basis, but will voluntarily reimburse the Funds to the extent that annual Total Fund Operating Expenses would exceed 0.75% for the Short Duration High-Yield Municipal Fund and 0.95% for the High-Yield Municipal Bond Fund. As a result, each Fund will incur operating expenses in the month of January, 1998, of
0.15% on an annualized basis, which will increase monthly to a maximum of 0.75% on an annualized basis by May of 1998 for the Short Duration High-Yield Municipal Fund and 0.95% on an annualized basis by July of 1988 for the High-Yield Municipal Bond Fund.
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                             HEARTLAND GROUP, INC.

                                   FORM N-1A

                             CROSS-REFERENCE SHEET

                       TO POST-EFFECTIVE AMENDMENT NO. 28
                   -----------------------------------------



Form N-1A
Item No.                                            Prospectus Heading
--------                                            ------------------

             PART A
1.        Cover Page..................................    Cover Page

2.        Synopsis....................................    Fund Expenses:  Prospectus Supplement Dated
                                                          May 30, 1997


3.        Condensed Financial
          Information.................................    Not applicable

4.        General Description of
          Registrant..................................    Description of Fund Shares; Investment Objectives
                                                          and Policies; Elements of Fixed Income Investing;
                                                          Implementation of Policies and Risks; Appendix A-
                                                          Securities Ratings

5.        Management of the Fund......................    The Funds and the Heartland Organization; How
                                                          to Buy Shares; Net Asset Value Calculation;
                                                          Portfolio Transactions

5A.       Management's Discussion
          of Fund Performance.........................    Not applicable


6.        Capital Stock and Other
          Securities..................................    Description of Fund Shares; Dividends,
                                                          Distributions and Taxes; Shareholder Services

7.        Purchase of Securities Being
          Offered.....................................    How to Buy Shares; Net Asset Value Calculation;
                                                          The Distribution Plan

8.        Redemption or Repurchase....................    How to Redeem Shares

9.        Pending Legal Proceedings...................    None


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

                 PART B

10.       Cover Page...................................    Cover Page

11.       Table of Contents............................    Cover Page

12.       General Information and
          History......................................    Introduction to the Funds

13.       Investment Objectives and
          Policies.....................................    Investment Policies and Practices; Investment
                                                           Risks and Considerations; Investment Restrictions

14.       Management of the Fund.......................    Management

15.       Control Persons and Principal
          Holders of Securities .......................    Control Persons and Principal Holders of Securities

16.       Investment Advisory and
          Other Services...............................    The Investment Advisor

17.       Brokerage Allocation.........................    Portfolio Transactions

18.       Capital Stock and Other
          Securities...................................    Description of Shares

19.       Purchase, Redemption and
          Pricing of Securities
          Being Offered................................    Determination of Net Asset Value Per Share

20.       Tax Status...................................    Tax Status

21.       Underwriters.................................    Distribution of Shares

22.       Calculation of Performance
          Data.........................................    Performance Information

23.       Financial Statements.........................    Not applicable

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